UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

ANNUAL REPORT
March 31, 2012

Neiman Large Cap Value Fund
Annual Report
May 2012

Dear Shareholders:

     As of March 31, 2012, Neiman Large Cap Value Fund (symbol NEIMX) has completed its 9th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2011 through March 31, 2012.

     As of the end of the fiscal year, March 31, 2012, our Fund had total net assets of approximately $29.2 million. This was an increase of approximately $5.9 million over the total net assets at the end of the previous fiscal year.

     As of March 31, 2012, our Fund had a total return for the fiscal year from April 1, 2011, through March 31, 2012, of 3.57% . During that same time period, our benchmark, the S&P 500 Index, had a total return of 8.54% .

     By way of explanation, our Fund does not always beat our benchmark index. The Neiman Large Cap Value Fund is managed by selling covered call options on many of the holdings in the Fund, and thereby receives cash premiums, in addition to cash dividends. This strategy helps us adhere to our goal of trying to protect against downside movements of the market, and yet participate in price increases when the stock market goes up. The receipt of cash premiums, when added to the dividends, helps reduce the volatility, meaning the price swings, of the portfolio as a whole. Translated, this means our Fund generally does not drop as much as our benchmark index when markets are down. On the other hand, our Fund will not rise as much as our benchmark when there are strong bull markets.

     To illustrate this point, the most recent calendar year, January 1, 2011 through December 31, 2011, was a volatile year, with strong up and down swings of the market. For the calendar year 2011, our NEIMX Fund had a total return of 3.36%, as compared to the S&P 500 Index, which had a total return of only 2.11% . During that volatile full year, NEIMX did better than our benchmark.

     By contrast, there was a very strong bull market during the first 3 months of 2012. During that period NEIMX enjoyed a total return of 5.47%, whereas our benchmark S&P 500 Index enjoyed a total return of an amazing 12.59% . Our Fund definitely participated in that bull market, but because of our strategy of downside protection using a conservative covered call program, it did not match the excessive returns of our benchmark index. It is our opinion that the strong bull market during just that first quarter of 2012, had enough impact on the entire fiscal year, from April 2011 through March 2012, to result in NEIMX performing below that of our benchmark. Nevertheless, we feel the result was consistent with our attempt to protect on the downside, and yet participate on the upside.

     As portfolio managers, we invest in dividend paying large US companies, which exhibit financial strength and stability. We combine this approach with the strategy of selling covered calls on a significant percentage of our portfolio. As a result of this combined strategy, NEIMX has shown lower volatility than our benchmark, as measured by standard deviation, and thereby attempting to reduce risk in our portfolio. By comparison, at the end of the last fiscal year, March 31, 2012, NEIMX had a 3 year standard deviation of 12.49%, while our benchmark S&P 500 Total Return Index had a 3 year standard deviation of 16.23% . Accordingly, we feel our strategy has been successful in attempting to protect our shareholders by reducing the level of risk.

     Thank you for your investment in the Neiman Large Cap Value Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority.

Harvey Neiman President Portfolio Manager Neiman Funds	Daniel Neiman Chief Compliance Officer Portfolio Manager Neiman Funds

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2012 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2012.

3/31/12 NAV $22.93

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	3.57%	15.02%	3.16%	5.53%
S&P 500(B)	8.54%	23.40%	2.01%	7.94%

Total Annual Fund Operating Expense Ratio (from 08/01/11 Prospectus): Gross 1.86%, Net 1.48%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the Annual Fund Operating Expense Ratio was reported based on the Adviser’s contractual waiver which went effective May 9, 2011. For information regarding the Adviser’s contractual waiver, please see Note 4 in the Notes to the Financial Statements.

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2012 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                             Neiman Large Cap Value Fund
                         by Sectors (as a percentage of Net Assets)
                                                 (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2012 Annual Report 3

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 1, 2011 and held through March 31, 2012.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2011
	October 1, 2011	March 31, 2012	to March 31, 2012

Actual	$1,000.00	$1,175.30	$7.89

Hypothetical	$1,000.00	$1,017.75	$7.31
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

2012 Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Engines & Engine Parts
7,600	United Technologies Corp. +	$630,344	2.16%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
11,800	HJ Heinz Co. +	631,890	2.16%
Commercial Banks
11,200	Bank of Montreal (Canada)	665,504	2.28%
Crude Petroleum & Natural Gas
6,100	Apache Corp. +	612,684
6,100	Noble Energy, Inc. +	596,458
6,100	Occidental Petroleum Corporation +	580,903
		1,790,045	6.12%
Electric Services
16,800	American Electric Power Co. Inc. +	648,144
14,400	Southern Co. +	646,992
		1,295,136	4.43%
Electronic & Other Electrical Equipment (No Computer Equipment)
12,800	Emerson Electric Co.	667,904	2.28%
Fats & Oils
17,600	Archer Daniels Midland Co.	557,216	1.91%
Fire, Marine & Casualty Insurance
8,700	ACE Limited (Switzerland)	636,840
9,300	The Chubb Corporation +	642,723
		1,279,563	4.38%
Food and Kindred Products
13,300	Kraft Foods Inc. +	505,533	1.73%
Gas & Other Services Combined
11,100	Sempra Energy +	665,556	2.28%
Hospitals & Medical Service Plans
15,600	Aetna Inc. +	782,496
11,600	UnitedHealth Group, Inc. +	683,704
		1,466,200	5.01%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,600	VF Corp. +	671,508	2.30%
Oil & Gas Field Machinery & Equipment
9,900	National Oilwell Varco, Incorporated +	786,753	2.69%
Oil, Gas Field Services, NBC
9,600	Schlumberger Limited +	671,328	2.30%
Petroleum Refining
6,200	Chevron Corp. +	664,702
19,400	Suncor Energy Inc. (Canada) +	634,380
		1,299,082	4.44%
Pharmaceutical Preparations
16,400	Eli Lilly and Company +	660,346	2.26%
Radio & TV Broadcasting & Communications Equipment
10,000	QUALCOMM Incorporated +	680,600	2.33%
Railroads, Line-Haul Operating
8,300	Canadian National Railway Company (Canada) +	659,269
9,200	Norfolk Southern Corp.	605,636
5,700	Union Pacific Corporation +	612,636
		1,877,541	6.42%
Retail - Eating Places
5,300	McDonald's Corp.	519,930	1.78%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2012 Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Retail - Variety Stores
10,200	Costco Wholesale Corp. +	$926,160	3.17%
Rubber & Plastic Footwear
6,200	Nike Inc. Class B +	672,328	2.30%
Search, Detection, Navigation, Guidance, Aeronautical Systems
10,100	Raytheon Company +	533,078	1.82%
Semiconductors & Related Devices
24,000	Intel Corporation +	674,760	2.31%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
9,900	Procter & Gamble Co.	665,379	2.27%
Tobacco Products
19,500	Altria Group Inc. +	601,965
8,200	Philip Morris International, Inc. +	726,602
		1,328,567	4.53%
Wholesale-Drugs Properties & Druggists' Sundries
7,800	McKesson Corporation +	684,606	2.33%
Total for Common Stocks (Cost $19,194,441)		22,806,857	77.99%
	Other Assets in Excess of Liabilities	6,436,967	22.01%
	Net Assets	$29,243,824	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 6

Neiman Large Cap Value Fund

	Schedule of Written Options
	March 31, 2012
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aetna Inc.
July 2012 Calls @ 50.00	3,500	$10,500
Altria Group Inc.
June 2012 Calls @ 31.00	2,000	1,340
American Electric Power Co. Inc.
May 2012 Calls @ 39.00	2,500	1,125
August 2012 Calls @ 40.00	2,500	1,125
		2,250
Apache Corp.
April 2012 Calls @ 120.00	2,000	120
July 2012 Calls @ 125.00	2,000	820
		940
Canadian National Railway Company (Canada)
July 2012 Calls @ 80.00	1,500	5,445
Chevron Corp.
June 2012 Calls @ 115.00	1,500	855
The Chubb Corporation
April 2012 Calls @ 70.00	1,000	790
Costco Wholesale Corp.
April 2012 Calls @ 90.00	1,500	2,625
July 2012 Calls @ 95.00	1,500	2,040
		4,665
Eli Lilly and Company
April 2012 Calls @ 40.00	2,000	1,240
April 2012 Calls @ 42.00	2,000	140
July 2012 Calls @ 41.00	1,000	970
July 2012 Calls @ 42.00	1,000	680
		3,030
HJ Heinz Co.
June 2012 Calls @ 55.00	2,000	1,300
Intel Corporation
April 2012 Calls @ 26.00	3,000	6,720
April 2012 Calls @ 27.00	3,000	4,110
May 2012 Calls @ 28.00	2,000	1,700
		12,530
Kraft Foods Inc.
June 2012 Calls @ 38.00	1,500	1,500
McKesson Corporation
August 2012 Calls @ 90.00	2,000	6,940
National Oilwell Varco, Incorporated
August 2012 Calls @ 95.00	1,500	1,875
August 2012 Calls @ 100.00	1,500	945
		2,820
Nike Inc. Class B
April 2012 Calls @ 110.00	1,000	1,150
July 2012 Calls @ 120.00	1,000	1,120
		2,270
Noble Energy, Inc.
May 2012 Calls @ 105.00	2,000	2,800
Occidental Petroleum Corporation
May 2012 Calls @ 110.00	2,000	460
Philip Morris International, Inc.
June 2012 Calls @ 87.50	1,500	4,800

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 7

Neiman Large Cap Value Fund

	Schedule of Written Options
		March 31, 2012
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

QUALCOMM Incorporated
July 2012 Calls @ 67.50	1,500	$5,700
July 2012 Calls @ 70.00	1,500	3,900
		9,600
Raytheon Company
August 2012 Calls @ 55.00	1,500	1,440
Schlumberger Limited
August 2012 Calls @ 85.00	1,500	945
August 2012 Calls @ 90.00	1,500	330
		1,275
Sempra Energy
July 2012 Calls @ 60.00	3,000	4,650
Southern Co.
August 2012 Calls @ 46.00	2,000	1,040
August 2012 Calls @ 47.00	2,000	500
		1,540
Suncor Energy Inc. (Canada)
June 2012 Calls @ 38.00	2,000	660
September 2012 Calls @ 42.00	2,000	820
		1,480
Union Pacific Corporation
August 2012 Calls @ 120.00	1,000	1,710
August 2012 Calls @ 125.00	1,000	920
		2,630
UnitedHealth Group, Inc.
September 2012 Calls @ 60.00	1,500	4,875
September 2012 Calls @ 62.50	1,500	3,465
		8,340
United Technologies Corp.
August 2012 Calls @ 90.00	1,000	1,160
August 2012 Calls @ 92.50	1,000	660
		1,820
VF Corp.
August 2012 Calls @ 170.00	1,000	1,600
Total (Premiums Received $111,848)		$99,610

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2012
Assets:
Investment Securities at Fair Value	$22,806,857
(Cost $19,194,441)
Cash	6,520,332
Prepaid Expenses	18,093
Receivables:
Dividends and Interest	58,960
Total Assets	29,404,242
Liabilities
Covered Call Options Written at Fair Value (Premiums Received $111,848)	99,610
Fund Shares Redeemed	13,315
Accrued Management Fees	20,454
Accrued Compliance Officer Expense	1,013
Accrued Trustees Fees	759
Other Accrued Expenses	25,267
Total Liabilities	160,418
Net Assets	$29,243,824
Net Assets Consist of:
Paid In Capital	$25,891,771
Accumulated Undistributed Net Investment Income	84,137
Accumulated Realized Gain (Loss) on Investments and Options Written - Net	(356,738)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	3,624,654
Net Assets, for 1,275,518 Shares Outstanding	$29,243,824
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($29,243,824/1,275,518 shares)	$22.93

Statement of Operations
For the fiscal year ended March 31, 2012
Investment Income:
Dividends (Net of foreign withholding tax of $5,627)	$523,181
Interest	328
Total Investment Income	523,509
Expenses:
Management fees	252,860
Transfer agent fees & accounting fees	36,632
Registration expense	28,396
Administration fees	24,068
Audit fees	16,709
Legal fees	9,681
Custody fees	10,538
Miscellaneous expense	6,017
Compliance officer expense	4,011
Insurance expense	4,285
Trustees fees	3,009
Printing and postage expense	2,886
Total Expenses	399,092
Less:
Expense Waiver / Expense Reimbursement	(27,707)
Net Expenses	371,385
Net Investment Income	152,124
Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	632,469
Realized Gain (Loss) on Options Written	317,833
Change In Unrealized Appreciation (Depreciation) on Investments	3,347
Change In Unrealized Appreciation (Depreciation) on Options Written	67,472
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,021,121

Net Increase (Decrease) in Net Assets from Operations	$1,173,245

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 9

Neiman Large Cap Value Fund

Statement of Changes in Net Assets
	4/1/2011	4/1/2010
	to	to
	3/31/2012	3/31/2011
From Operations:
Net Investment Income	$152,124	$42,507
Net Realized Gain (Loss) on Investments	632,469	831,092
Net Realized Gain (Loss) on Options Written	317,833	150,108
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	70,819	1,607,836
Increase (Decrease) in Net Assets from Operations	1,173,245	2,631,543
From Distributions to Shareholders:
Net Investment Income	(110,494)	(53,347)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	(110,494)	(53,347)
From Capital Share Transactions:
Proceeds From Sale of Shares	13,103,788	12,565,743
Shares Issued on Reinvestment of Dividends	96,368	53,274
Cost of Shares Redeemed	(8,299,275)	(5,761,266)
Net Increase (Decrease) from Shareholder Activity	4,900,881	6,857,751
Net Increase (Decrease) in Net Assets	5,963,632	9,435,947
Net Assets at Beginning of Period	23,280,192	13,844,245
Net Assets at End of Period (Including Accumulated	$29,243,824	$23,280,192
Undistributed Net Investment Income of $84,137 and $42,507)
Share Transactions:
Issued	604,094	606,540
Reinvested	4,423	3,005
Redeemed	(380,033)	(281,103)
Net Increase (Decrease) in Shares	228,484	328,442
Shares Outstanding at Beginning of Period	1,047,034	718,592
Shares Outstanding at End of Period	1,275,518	1,047,034

Financial Highlights
Selected data for a share outstanding throughout	4/1/2011	4/1/2010	4/1/2009	4/1/2008	4/1/2007
the period:	to	to	to	to	to
	3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008
Net Asset Value -
Beginning of Period	$22.23	$19.27	$15.29	$21.77	$22.17
Net Investment Income (a)	0.13	0.05	0.07	0.18	0.25
Net Gains or Losses on Securities
(realized and unrealized)	0.66	2.98	4.02	(6.43)	1.55
Total from Investment Operations	0.79	3.03	4.09	(6.25)	1.80
Distributions (From Net Investment Income)	(0.09)	(0.07)	(0.11)	(0.03)	(0.22)
Distributions (From Capital Gains)	0.00	0.00	0.00	(0.20)	(1.98)
Total Distributions	(0.09)	(0.07)	(0.11)	(0.23)	(2.20)
Net Asset Value -
End of Period	$22.93	$22.23	$19.27	$15.29	$21.77
Total Return (b)	3.57%	15.83%	26.87%	(29.04)%	8.20%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,244	$23,280	$13,844	$11,618	$4,438
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.57%	1.83%	2.09%	2.49%	3.55%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.49%	0.16%	0.06%	0.22%	-0.66%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.46%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.26%	0.40%	0.96%	1.14%
Portfolio Turnover Rate	64.41%	35.26%	74.34%	101.01%	80.43%

(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2012

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2012, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 8.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 - 2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2012 Annual Report 11

Notes to Financial Statements - continued

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing ser-

2012 Annual Report 12

Notes to Financial Statements - continued

vice or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value procedures, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,806,857	$0	$0	$22,806,857
Total	$22,806,857	$0	$0	$22,806,857

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$99,610	$0	$99,610
Total	$0	$99,610	$0	$99,610

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2012. There were no transfers into or out of the levels during the during the fiscal year ended March 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2012, the Adviser earned management fees totaling $252,860 before the waiver of management fees and reimbursement of expenses described below. Through May 8, 2011, the Adviser had contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets. Effective May 9, 2011, the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets through July 31, 2012. The fee waiver will automatically terminate on July 31, 2012 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before July 31, 2012. The Board of Trustees may terminate the fee waiver at any time.

For the fiscal year ended March 31, 2012, the Adviser waived fees and/or reimbursed expenses totaling $27,707 to the Fund. The Fund owed the Adviser $20,454 at March 31, 2012. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2012 was $25,891,771, representing 1,275,518 shares outstanding.

6.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2012, purchases and sales of investment securities other than

2012 Annual Report 13

Notes to Financial Statements - continued

U.S. Government obligations and short-term investments aggregated $16,379,085 and $13,860,099, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2012 was $19,311,641, and premiums received from options written was $111,848.

At March 31, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,887,579	($380,125)	$3,507,454

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2012, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 62.57% of the Fund, and therefore may be deemed to control the Fund.

8.) WRITTEN OPTIONS
As of March 31, 2012, Fund portfolio securities valued at $4,921,000 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2011	730	$120,216
Options written	3,100	$487,622
Options terminated in closing purchase transactions	(110)	($34,589)
Options expired	(1,760)	($284,514)
Options exercised	(1,180)	($176,887)
Options outstanding at March 31, 2012	780	$111,848

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($99,610)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$317,833	Appreciation/(Depreciation)	$67,472
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

9.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions was as follows:

Distributions paid from:
	Year ended	Year ended
	March 31, 2012	March 31, 2011
Ordinary Income:	$110,494	$53,347
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$110,494	$53,347

2012 Annual Report 14

Notes to Financial Statements - continued

As of March 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$84,137
Accumulated losses	(239,538)
Unrealized appreciation - net	3,507,454
$3,352,053

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

10.) LOSS CARRYFORWARDS
At March 31, 2012 the Fund had available for federal tax purposes an unused capital loss carryfor-ward of $239,538, which expires in 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

11.) ACCOUNTING PRONOUNCEMENT
In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

ADDITIONAL INFORMATION
March 31, 2012
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on November 28, 2011, the Board of Trustees (the “Board” or the “Trustees”) reviewed and approved the continuance of the Investment Advisory Agreement (the “Agreement”) between the Adviser and the Fund. In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with representatives of the Adviser to discuss the terms of the Agreement. The Board reviewed the history of the Adviser, including background and investment management experience, as well as the Fund's performance since its' inception, important factors relating to the Fund's performance, the Adviser's investment and research strategy, the Adviser's strength, and expected expenses and revenue from the Fund.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a peer group of 43 similar funds. For the 1-Year period ended September 30, 2011, the Large Cap Value Fund returned (0.26%), compared to (3.54%) for the peer group and 1.14% for the S&P 500. For calendar 2010, Large Cap Value Fund was up 12.68%, compared to 12.74% for the peer group. For the 3-Year period ended September 30, 2011, Large Cap Value Fund had an average annualized return of (0.05%), compared to (2.00%) for the peer group and 1.23% for the S&P 500. For the 5-Year period ended September 30, 2011, Large Cap Value Fund had an average annualized return of 1.71% compared to (3.81%) for the peer group and (1.18%) for the S&P 500. Having considered the comparative data as described above, the Trustees concluded that although the Fund slightly under performed for calendar 2010, it had significantly outperformed its peer group for the 1-Year, 3-Year and 5-Year periods ended September 30, 2011. The Board further concluded that as compared to the S&P 500, the Fund's benchmark index, the Fund underperformed in the 1-Year and 3-Year categories, but outperformed in the 5-Year category.

2012 Annual Report 15

Additional Information (Unaudited) - continued

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. Representatives of the Adviser also discussed the Adviser's financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed Fund expenses to limit Fund operating expenses to 1.45% . Including indirect expenses, the Adviser had a loss on its relationship with the Fund for the twelve month period ended of March 31, 2011. For the six month period ended September 30, 2011 the Adviser had a slight profit after indirect expenses related to the Neiman Large Cap Value Fund. The Trustees then discussed the Adviser's financial condition. Mr. H. Neiman of the Adviser stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Neiman Large Cap Value Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group. Included in the comparison were funds with similar asset ranges. The Trustees also noted that the Fund's gross expense ratio of 1.48% was slightly lower than the average gross expense ratio of 1.49% for the peer group and within the range of its peers. Additionally, it was noted that effective May 9, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect cost of investing in acquired funds) to 1.45% of its average daily net assets through July 31, 2012. The Trustees also noted that the management fee of 1.00% was above the peer group average of 0.68%, but within the range of its peers. In addition, the Trustees noted that the Fund did not charge a front end load, deferred load or 12b-1 fee where as the peer group on average assessed 1.40%, 0.57%, and 0.40%, respectively. Finally, the Trustees reviewed information regarding fees charged by the Adviser for other client relationships. The Trustees recognized the expense ratio was within the range of its peer group and the management fee was at the top end of the peer group; however, they also recognized that the Adviser is capping fund expenses, the Adviser was currently making only a minimal profit and Fund performance overall exceeded that of the peer group. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratio were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund to 1.45% and noted that as the Fund grows the expense ratio will come down.

Upon consideration of the information presented above, the Trustees concluded that they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that economics of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interests of the Fund.

2012 Annual Report 16

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
May 23, 2012

2012 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 67	President	Since 2003	Neiman Capital Management LLC,	2	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).

Michael Lomas(2), 36	Trustee	Since 2009	NEXT Financial Group, Division	2	None
Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 34	Treasurer,	Since	Neiman Capital Management LLC,	N/A	N/A
	Secretary	2003 (Chief	Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 60	Independent	Since 2003	Bank Officer, Senior Vice	2	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
58	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 34	Independent	Since 2003	Chief Financial Officer/Controller	2	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present);

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2012 Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

ANNUAL REPORT
March 31, 2012

Neiman Balanced Allocation Fund
Annual Report
May 2012

Dear Shareholders:

     As of March 31, 2012, Neiman Balanced Allocation Fund (symbols NBAFX / NBCFX) has completed its 2nd year since inception in July, 2010. The accompanying annual report covers the most recent fiscal year, from April 1, 2011 through March 31, 2012.

     As of the end of the fiscal year, March 31, 2012, our Fund had total net assets of approximately $14.2 million. This was an increase of approximately $4.8 million over the total net assets at the end of the previous fiscal year.

     As of March 31, 2012, NBAFX had a total return for the fiscal year from April 1, 2011, through March 31, 2012, of 0.90% (Class A shares excluding sales charge); and NBCFX had a total return of negative (-) 0.01% (Class C shares excluding sales charge) for the same time period. Our benchmark, the S&P 500 Index, had a total return of 8.54% for the same time period. The excess return experienced by our benchmark index was impacted heavily by the strong performance of the general market during the first 3 months of 2012.

     During the first calendar quarter of 2012, from January 1, 2012, to March 31, 2012, NBAFX enjoyed a total return of 7.63%; and NBCFX enjoyed a total return of 7.43%, for the same time period. During that same time period, our benchmark, the S&P 500 Index, enjoyed a total return of 12.59% .

     Factors that contributed to the Fund’s performance were the strong equity market and the fact that the Fund is a balanced fund, meaning that it is balanced between aggressive and conservative holdings. During the period the Fund had a substantial percentage of fixed income investments. Therefore, in a strong equity market the Fund may generate positive returns, but may not keep up with the S&P 500. The fact that our Fund experienced in excess of 7% total return during the first quarter of 2012 marked a substantial improvement over the performance in 2011.

     Shareholders should know that the current portfolio management team replaced the prior portfolio manager as of the fourth quarter of 2011, and in the process made a thorough analysis of all holdings in the Fund's portfolio. At least half or more of the Fund's holdings proved to be weak investments, and therefore were replaced with stronger names, those with good performance during the volatile markets of the last couple of years. As a result, performance of our Fund in fourth quarter 2011 and first quarter 2012 showed substantial improvement.

     Sectors within NBAFX / NBCFX showing strong performance in the last six months were Large Cap Value, Large Cap Growth, Mid Cap Growth, Small Cap Growth, Foreign Large Cap Growth, Foreign Emerging Markets, Real Estate, and Investment Grade Corporate Bonds.

     Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on reasonable returns, coupled with the safety of our shareholders' investments as our highest priority.

Harvey Neiman President Portfolio Manager Neiman Funds	Daniel Neiman Chief Compliance Officer Portfolio Manager Neiman Funds

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2012 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

                                                        ** Class A reflects a sales charge.

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012.

		Since
	1Year	Inception(A)
CLASS A (with sales charge)***	-4.89%	5.36%
CLASS A (without sales charge)***	0.90%	9.07%
CLASS C (with CDSC)****	-1.00%	8.24%
CLASS C (without CDSC)****	-0.01%	8.24%
S&P 500 Index (B)	8.54%	18.21%

Annual Fund Operating Expense Ratio: Class A - Gross 4.90%, Net 2.31%
(from 08/01/11 Prospectus)                      Class C - Gross 5.65%, Net 3.06%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2012 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND

                                           Neiman Balanced Allocation Fund
                                           by Sectors (as a percentage of Net Assets)
                                                                    (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2012 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2011 through March 31, 2012.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2011
	October 1, 2011	March 31, 2012	to March 31, 2012

Actual	$1,000.00	$1,140.39	$7.76

Hypothetical	$1,000.00	$1,017.75	$7.31
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2011
	October 1, 2011	March 31, 2012	to March 31, 2012

Actual	$1,000.00	$1,135.13	$11.74

Hypothetical	$1,000.00	$1,014.00	$11.08
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2012 Annual Report 4

Neiman Balanced Allocation Fund

		Schedule of Investments
		March 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
50,408	Amana Growth Fund	$1,366,552
51,230	American Century Investments Inflation-Adjusted Bond Fund Investor Class	658,298
39,782	Appleseed Fund	511,995
15,029	Delaware Select Growth Fund - Class A *	616,650
28,970	Intrepid Small Cap Value Fund - Institutional Class	452,224
159,774	Ivy High Income Fund - Class Y	1,326,128
94,436	Neiman Large Cap Value Fund +	2,165,425
56,765	Neuberger Berman Real Estate Fund - Trust Class	743,618
280,837	PIMCO Total Return Fund - Institutional Class	3,114,488
36,537	Rice Hall James Small Cap Portfolio - Institutional Class *	503,486
44,981	Thornburg International Growth Fund - Class A	699,011
71,203	Virtus Emerging Markets Opportunities Fund - Class I	696,367
23,550	Wells Fargo Advantage Growth Fund - Investor Class *	958,731
Total for Mutual Funds (Cost $12,869,996)		13,812,973	97.47%
Money Market Funds
454,334	Fidelity Money Market Portfolio Select Class 0.17% **	454,334
Total for Money Market Funds (Cost $454,334)		454,334	3.20%
	Total Investments	14,267,307	100.67%
	(Cost $13,324,330)
	Liabilities in Excess of Other Assets	(95,601)	-0.67%
	Net Assets	$14,171,706	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at March 31, 2012.

The accompanying notes are an integral part of these
financial statements.

2012 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2012
Assets:
Unaffiliated Investment Securities at Fair Value	$12,101,882
(Cost $11,356,974)
Affiliated Investment Securities at Fair Value	2,165,425
(Cost $1,967,356)
Prepaid Expenses	2,729
Receivables:
Dividends and Interest	9,754
Total Assets	14,279,790
Liabilities:
Fund Shares Redeemed	41,956
Due to Adviser	16,642
Accrued Distribution and Service (12b-1) Fees	20,930
Accrued Compliance Officer Expense	960
Accrued Trustees Fees	720
Other Accrued Expenses	26,876
Total Liabilities	108,084
Net Assets	$14,171,706
Net Assets Consist of:
Paid In Capital	$13,589,361
Accumulated Undistributed Net Investment Income	43,138
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(403,770)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	942,977
Net Assets	$14,171,706

Class A
Net Assets	$7,292,328
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	638,820
Net Asset Value and Redemption Price Per Share	$11.42
Maximum Offering Price Per Share ($11.42/0.9425) (a)	$12.12

Class C
Net Assets	$6,879,378
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	610,029
Net Asset Value and Offering Price Per Share	$11.28
Redemption Price Per Share ($11.28 x 0.99) (b)	$11.17

(a) Reflects a maximum sales charge of 5.75% .
(b) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2012
Investment Income:
Dividends from Unaffiliated Funds	$248,826
Dividends from Affiliated Funds	7,996
Interest from Unaffiliated Funds	369
Total Investment Income	257,191
Expenses:
Management fees	117,863
Transfer agent fees & accounting fees	36,867
Distribution and service (12b-1) fees - Class A	15,081
Distribution and service (12b-1) fees - Class C	57,537
Administration fees	30,082
Audit fees	19,123
Registration expense	10,837
Custody fees	8,637
Legal fees	11,496
Miscellaneous expense	5,017
Printing and postage expense	2,377
Insurance expense	4,348
Compliance officer expense	4,012
Trustees fees	3,008
Total Expenses	326,285
Less:
Expense Waiver / Expense Reimbursement	(112,232)
Net Expenses	214,053
Net Investment Income (Loss)	43,138

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investments	102,518
Realized Gain (Loss) on Unaffiliated Investments	(501,950)
Change In Unrealized Appreciation (Depreciation) on Investments	596,407
Net Realized and Unrealized Gain (Loss) on Investments	196,975

Net Increase (Decrease) in Net Assets from Operations	$240,113

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 7

Neiman Balanced Allocation Fund

Statement of Changes in Net Assets
	4/1/2011	7/6/2010*
	to	to
	3/31/2012	3/31/2011
From Operations:
Net Investment Income (Loss)	$43,138	$2,144
Capital Gain Distributions from Investments	102,518	41,768
Net Realized Gain (Loss) on Investments	(501,950)	124,119
Change in Net Unrealized Appreciation (Depreciation) on Investments	596,407	346,570
Increase (Decrease) in Net Assets from Operations	240,113	514,601
From Distributions to Shareholders:
Net Investment Income
Class A	(11,936)	(6,017)
Class C	(9,640)	(565)
Net Realized Gain from Security Transactions
Class A	(67,555)	(5,742)
Class C	(66,539)	(4,344)
Change in Net Assets from Distributions	(155,670)	(16,668)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	2,683,781	5,363,634
Class C	3,228,987	4,107,983
Shares Issued on Reinvestment of Dividends
Class A	73,978	9,616
Class C	66,799	4,645
Cost of Shares Redeemed
Class A	(645,251)	(547,256)
Class C	(709,084)	(48,502)
Net Increase (Decrease) from Shareholder Activity	4,699,210	8,890,120
Net Increase (Decrease) in Net Assets	4,783,653	9,388,053
Net Assets at Beginning of Period	9,388,053	-
Net Assets at End of Period (Including Accumulated	$14,171,706	$9,388,053
Undistributed Net Investment Income of $43,138 and $21,579)
Share Transactions:
Issued
Class A	244,846	494,724
Class C	295,459	377,981
Reinvested
Class A	6,979	864
Class C	6,368	418
Redeemed
Class A	(59,297)	(49,296)
Class C	(65,839)	(4,358)
Net Increase (Decrease) in Shares	428,516	820,333

* The Fund commenced operations on July 6, 2010 and commencement of investment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2011		7/6/2010*
	to		to
	3/31/2012		3/31/2011
Net Asset Value -
Beginning of Period	$11.46		$10.00
Net Investment Income/(Loss) (a)	0.08		0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.01		1.47
Total from Investment Operations	0.09		1.50

Distributions (From Net Investment Income)	(0.02)		(0.02)
Distributions (From Capital Gains)	(0.11)		(0.02)
Total Distributions	(0.13)		(0.04)
Net Asset Value -
End of Period	$11.42		$11.46
Total Return (b)	0.90%		14.99% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,292		$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.40%		4.04	% **
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-0.22%		-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%		1.45	% **
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	0.72%		0.37	% **
Portfolio Turnover Rate	65.19%		53.13	% ***

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2011		7/6/2010*
	to		to
	3/31/2012		3/31/2011
Net Asset Value -
Beginning of Period	$11.42		$10.00
Net Investment Income/(Loss) (a)	(0.00	) (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	(0.01)		1.47
Total from Investment Operations	(0.01)		1.44

Distributions (From Net Investment Income)	(0.02)		0.00	(c)
Distributions (From Capital Gains)	(0.11)		(0.02)
Total Distributions	(0.13)		(0.02)
Net Asset Value -
End of Period	$11.28		$11.42
Total Return (b)	(0.01)%		14.53	% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,879		$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	3.15%		4.79	% **
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-0.96%		-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%		2.20	% **
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-0.01%		-0.35	% **
Portfolio Turnover Rate	65.19%		53.13	% ***

* The Fund commenced operations on July 6, 2010. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005. (d) Represents performance beginning on the first day of security trading (July 16, 2010). (e) These ratios exclude the impact of expenses of the under-
lying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2012

1.) ORGANIZATION:
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2012, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax year (2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2012 Annual Report 10

Notes to Financial Statements - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are bourne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

2012 Annual Report 11

Notes to Financial Statements - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,812,973	$0	$0	$13,812,973
Money Market Funds	454,334	0	0	454,334
Total	$14,267,307	$0	$0	$14,267,307

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2012. There were no transfers into or out of the levels during fiscal year ended March 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during fiscal year ended March 31, 2012 were as follows:

Shares Held March 31, 2011	61,364
Purchases	33,072
Sales	0
Shares Held March 31, 2012	94,436

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2012 was $1,967,356 and $2,165,425, respectively. The investment represented 15.28% of total net assets as of March 31, 2012. For the fiscal year ended March 31, 2012, there were $7,996 in dividends received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2012, the Adviser earned management fees totaling $117,863 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2012. For the fiscal year ended March 31, 2012, the Adviser waived fees and/or reimbursed expenses totaling $112,232. The Fund owed the Adviser $16,642 at March 31, 2012. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund

2012 Annual Report 12

Notes to Financial Statements - continued

shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2012, there were $15,081 and $57,537 of 12b-1 fees incurred by Class A and Class C, respectively. As of March 31, 2012, $20,930 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2012, the Adviser received $6,401, which represented a portion of the total sales charges incurred by Class A shareholders at the time of purchase. Such sales charges are provided to the Adviser to reimburse certain distribution expenses related to Class A. Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. (“NEXT”). Those individuals earned $39,992 resulting from the sale of Class A shares and $4,946 from advanced contingent deferred sales charges associated with the sale of Class C shares during the period April 1, 2011 through March 31, 2012.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the fiscal year ended March 31, 2012, the Adviser received $3,418 resulting from CDSC fee incurred by Class C shareholders.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $12,100,337 and $7,561,789, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2012 was $13,326,324.

At March 31, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$978,716	($37,733)	$940,983

The difference between book basis and tax basis unrealized appreciation/(depreciation) was attributable to the tax deferral of wash sales.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A on December 29, 2011 of which $0.0200 per share was paid from net investment income, $0.0133 per share was paid from long-term capital gains and $0.0999 per share was paid from short-term capital gains.

The tax character of distributions for Class A was as follows:

Distributions paid from Class A:

	Fiscal Year Ended	Period June 6, 2010
	March 31, 2012	through March 31, 2011
Ordinary Income:	$11,936	$6,017
Short-term Capital Gain:	59,618	5,742
Long-term Capital Gain:	7,937	0
	$79,491	$11,759

Class C also paid out distributions on December 29, 2011 of which $0.0164 per share was paid from net investment income, $0.0133 per share was paid from long-term capital gains and $0.0999 per share was paid from short-term capital gains.

2012 Annual Report 13

Notes to Financial Statements - continued

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:

	Fiscal Year Ended	Period June 6, 2010
	March 31, 2012	through March 31, 2011
Ordinary Income:	$ 9,640	$ 565
Short-term Capital Gain:	58,721	4,344
Long-term Capital Gain:	7,818	0
	$76,179	$4,909

As of March 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 43,138
Accumulated losses	(401,776)
Unrealized appreciation - net	940,983
$ 582,345

9.) LOSS CARRYFORWARDS
At March 31, 2012, the Fund had available for federal tax purposes an unused capital loss carry-forward of $401,776, which is characterized as short-term and has no expiration. Capital loss car-ryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10.) ACCOUNTING PRONOUNCEMENT
In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

2012 Annual Report 14

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
May 23, 2012

2012 Annual Report 15

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 67	President	Since 2003	Neiman Capital Management LLC,	2	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).

Michael Lomas(2), 36	Trustee	Since 2009	NEXT Financial Group, Division	2	None
Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 34	Treasurer,	Since	Neiman Capital Management LLC,	N/A	N/A
	Secretary	2003 (Chief	Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 60	Independent	Since 2003	Bank Officer, Senior Vice	2	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
58	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 34	Independent	Since 2003	Chief Financial Officer/Controller	2	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2012 Annual Report 16

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2012 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/12	FYE 3/31/11
Audit Fees	$28,500	$27,995
Audit-Related Fees	$0	$0
Tax Fees	$6,300	$4,200
All Other Fees	$1,500	$1,500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/12	FYE 3/31/11
Registrant	$7,800	$5,700
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: 6/5/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: 6/5/2012

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/5/12